Loss per share (Details)	3 Months Ended		6 Months Ended
	Jun. 30, 2022 shares	Jun. 30, 2021 shares	Jun. 30, 2022 category shares	Jun. 30, 2021 shares
Earnings per share [line items]
Number of categories of potentially dilutive securities outstanding | category			3
Weighted average number of basic Common Shares (in shares)	33,022,813	32,811,687	33,015,045	32,796,468
Share options (in shares)	845,038	0	0	0
DSU's (in shares)	61,350	0	0	0
RSU's (in shares)	89,919	0	0	0
Weighted average number of diluted Common Shares (in shares)	34,019,120	32,811,687	33,015,045	32,796,468
Antidilutive securities	0	1,201,785	995,935	1,214,945
Stock options
Earnings per share [line items]
Antidilutive securities	0	1,152,595	865,822	1,167,908
DSUs
Earnings per share [line items]
Antidilutive securities	0	49,190	60,868	47,037
RSUs
Earnings per share [line items]
Antidilutive securities	0	0	69,245	0